OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
OPTIONS
Schedule of Summary of stock options aoutstanding
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2022	930,000	$0.34	3.80	930,000	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Outstanding at June 30, 2022	930,000	$0.34	3.55	930,000	$-

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2020	1,405,000	$0.34	6.80	1,397,000	$-
Granted	--	--	---	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	--
Outstanding at March 31, 2021	1,405,000	$0.34	5.80	1,405,000	$-
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	(475,000)	----		(475,000)	--
Outstanding at March 31, 2022	930,000	$0.34	4.80	930,000	$-